Cover	Apr. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2024
Entity File Number	000-56233
Entity Registrant Name	WB Burgers Asia, Inc.
Entity Central Index Key	0001787412
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3F K’s Minamiaoyama
Entity Address, Address Line Two	6-6-20 Minamiaoyama
Entity Address, City or Town	Minato-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	107-0062
Local Phone Number	81-90-6002-4978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false